Other Income (Details) - GBP (£) £ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Other Income [Abstract]
Grant income	£ 180	£ 218	£ 379	£ 1,211
R&D expenditure credits	2,397	898	9,414	4,343
Other income	£ 2,577	£ 1,116	£ 9,793	£ 5,554